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			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment	[] Amendment Number:
			[] is a restatement
			[] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Renaissance Investment Group, LLC
	Address:	222 South Street
			Suite 201
			Pittsfield, MA  01201
	13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,
and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:	Thomas E. Malinowski
Title:	Managing Director
Phone:	413-445-2481
Signature,		Place,		and Date of Signing:
Thomas E. Malinowski	Pittsfield, MA	July 28, 2010

Report Type (Check only one):
			[X]	13F HOLDINGS REPORT
			[]	13F NOTICE
			[]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		0
Form 13F Information Table Value Total:		$0

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------



NOTE:  RENAISSANCE INVESTMENT GROUP, LLC WAS SOLD TO ANOTHER COMPANY
	AS OF MAY 1, 2010

